Notional and Fair Value Amounts of Derivative Instruments Outstanding (Detail) (JPY ¥) In Billions, unless otherwise specified	Mar. 31, 2012		Mar. 31, 2011
Derivatives, Fair Value [Line Items]
Notional amount	¥ 982,845	[1]	¥ 946,922	[1]
Interest rate contracts
Derivatives, Fair Value [Line Items]
Notional amount	886,354	[1]	854,186	[1]
Foreign exchange contracts
Derivatives, Fair Value [Line Items]
Notional amount	83,984	[1]	79,757	[1]
Equity-related contracts
Derivatives, Fair Value [Line Items]
Notional amount	4,796	[1]	3,242	[1]
Credit-related contracts
Derivatives, Fair Value [Line Items]
Notional amount	6,984	[1]	8,934	[1]
Other contracts
Derivatives, Fair Value [Line Items]
Notional amount	727	[1]	803	[1]
Designated as Hedging Instrument
Derivatives, Fair Value [Line Items]
Fair value of derivative payables	15	[2]	1	[2]
Designated as Hedging Instrument | Foreign exchange contracts
Derivatives, Fair Value [Line Items]
Fair value of derivative payables	15	[2]	1	[2]
Not Designated as Hedging Instrument
Derivatives, Fair Value [Line Items]
Fair value of derivative receivables	12,636	[2]	13,126	[2]
Fair value of derivative payables	12,274	[2]	12,281	[2]
Not Designated as Hedging Instrument | Interest rate contracts
Derivatives, Fair Value [Line Items]
Fair value of derivative receivables	9,789	[2]	9,964	[2]
Fair value of derivative payables	9,453	[2]	9,541	[2]
Not Designated as Hedging Instrument | Foreign exchange contracts
Derivatives, Fair Value [Line Items]
Fair value of derivative receivables	2,582	[2]	2,845	[2]
Fair value of derivative payables	2,559	[2]	2,464	[2]
Not Designated as Hedging Instrument | Equity-related contracts
Derivatives, Fair Value [Line Items]
Fair value of derivative receivables	145	[2]	154	[2]
Fair value of derivative payables	180	[2]	150	[2]
Not Designated as Hedging Instrument | Credit-related contracts
Derivatives, Fair Value [Line Items]
Fair value of derivative receivables	59	[2]	59	[2]
Fair value of derivative payables	36	[2]	39	[2]
Not Designated as Hedging Instrument | Other contracts
Derivatives, Fair Value [Line Items]
Fair value of derivative receivables	61	[2]	104	[2]
Fair value of derivative payables	¥ 46	[2]	¥ 87	[2]

[1]	Notional amount represents the sum of gross long and gross short third-party contracts.
[2]	Derivative receivables and payables are recorded in Trading account assets and Trading account liabilities, respectively.